Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Stockholders' Equity

Common Stock

Our authorized capital stock consists of 750,000,000 shares of common stock, par value $0.001 per share, and 15,000,000 shares of preferred stock, par value $0.01 per share. As of September 30, 2020, 77,518,614 shares of common stock were issued and outstanding.

During the nine months ended September 30, 2020, the Company issued 3,147,486 shares of common stock upon conversion of $629,497 in principal and interest on Convertible Notes.

On May 1, 2020, the Company issued 1,086,429 shares of common stock for consulting services.

On June 19, 2020, the Company issued 3,500,000 shares of common stock pursuant to the Settlement Agreement.

Preferred Stock

The 96,230 shares of Series C preferred stock, par value $0.01 per share (the “Series C Preferred Stock”), are convertible into 111 shares of the Company’s common stock at the option of the holders at any time. The conversion ratio is based on the average closing bid price of the common stock for the fifteen consecutive trading days ending on the date immediately preceding the date notice of conversion is given, but cannot be less than 0.20 or more than 0.2889 common shares for each share of Series C Preferred Stock. The conversion ratio may be adjusted under certain circumstances such as stock splits or stock dividends. The Company has the right to automatically convert the Series C Preferred Stock into common stock if the Company lists its shares of common stock on the Nasdaq National Market and the average closing bid price of the Company’s common stock on the Nasdaq National Market for 15 consecutive trading days exceeds $3,000.00. Each share of Series C Preferred Stock is entitled to the number of votes equal to 0.26 divided by the average closing bid price of the Company’s common stock during the fifteen consecutive trading days immediately prior to the date such shares of Series C Preferred Stock were purchased. In the event of liquidation, the holders of the Series C Preferred Stock shall participate on an equal basis with the holders of the common stock (as if the Series C Preferred Stock had converted into common stock) in any distribution of any of the assets or surplus funds of the Company. The holders of Series C Preferred Stock are entitled to noncumulative dividends if and when declared by the Company’s board of directors (the “Board”). No dividends to holders of the Series C Preferred Stock were issued or unpaid through September 30, 2020.

On September 1, 2017, the Board designated 2,000,000 shares of Series J preferred stock (the “Series J Preferred Stock”). On the same day, the Board issued 1,513,548 shares of Series J Preferred Stock in exchange for the cancellation of certain indebtedness.  In the first quarter of 2019, it was discovered that a certificate of designation with respect to the Series J Preferred Stock had never been filed with the Office of the Secretary of State for the State of Delaware.  Despite the fact the Company had issued shares of Series J Preferred Stock, the issuance of those shares was not valid and was of no legal effect.

To remedy the situation, on April 4, 2019, the Company filed a certificate of designation with the Office of the Secretary State for the State of Delaware designating a series of preferred stock as the Series J-1 preferred stock, par value $0.01 per share (the “Series J-1 Preferred Stock”).  On April 19, 2019, the Company issued 2,353,548 shares of Series J-1 Preferred Stock.  The issuance was in lieu of the Series J Preferred Stock that should have been issued on September 1, 2017, and in settlement for not receiving preferred stock until 20 months after the debt for which the stock was issued was cancelled. The Company reflected an expense in general and administrative costs in the quarter ended September 30, 2019 totaling $1,140,000.

Shares of the Series J-1 Preferred Stock are convertible at any time, at the option of the holders, into shares of the Company’s common stock at an effective conversion price of $0.20 per share, subject to adjustment for, among other things, stock dividends, stock splits, combinations, reclassifications of our capital stock and mergers or consolidations, and subject to a beneficial ownership limitation which prohibits conversion if such conversion would result in the holder (together with its affiliates) being the beneficial owner of in excess of 9.99% of the Company’s common stock. Shares of the Series J-1 Preferred Stock have the same voting rights a shares of the Company’s common stock, with the holders of the Series J-1 Preferred Stock entitled to vote on an as-converted-to-common stock basis, subject to the beneficial ownership limitation described above, together with the holders of the Company’s common stock on all matters presented to the Company’s stockholders. The Series J-1 Preferred Stock are not entitled to any dividends (unless specifically declared by the Board), but will participate on an as-converted-to-common-stock basis in any dividends to the holders of the Company’s common stock. In the event of the Company’s dissolution, liquidation or winding up, the holders of the Series J-1 Preferred Stock will be on parity with the holders of the Company’s common stock and will participate, on a on an as-converted-to-common stock basis, in any distribution to holders of the Company’s common stock.

Common Stock

For the year ended December 31, 2018, the Company issued 162,500 shares of common stock upon conversion of $325,000 of senior convertible notes.

For the year ended December 31, 2018, the Company issued a total of 245,000 shares of Rule 144 restricted common stock in full settlement of outstanding legal matters, and 125,000 shares of Rule 144 restricted common stock in connection with consulting services.

For the year ended December 31, 2019, the Company issued a total 3,484,222 shares of common stock upon conversion of $1,361,034 in principal and interest on senior convertible notes.

For the year ended December 31, 2019, the Company issued CEO Anthony Cataldo a total of 7,000,000 and the Company’s CFO Steven Weldon a total of 4,500,000 shares of Rule 144 restricted common stock as compensation, and 4,150,000 shares of Rule 144 restricted common stock in connection with consulting services.

Preferred Stock

The 96,230 shares of Series C preferred stock are convertible into 111 shares of the Company's common stock at the option of the holders at any time. The conversion ratio is based on the average closing bid price of the common stock for the fifteen consecutive trading days ending on the date immediately preceding the date notice of conversion is given, but cannot be less than .20 or more than .2889 common shares for each Series C preferred share. The conversion ratio may be adjusted under certain circumstances such as stock splits or stock dividends. The Company has the right to automatically convert the Series C preferred stock into common stock if the Company lists its shares of common stock on the Nasdaq National Market and the average closing bid price of the Company's common stock on the Nasdaq National Market for 15 consecutive trading days exceeds $3,000.00. Each share of Series C preferred stock is entitled to the number of votes equal to .26 divided by the average closing bid price of the Company's common stock during the fifteen consecutive trading days immediately prior to the date such shares of Series C preferred stock were purchased. In the event of liquidation, the holders of the Series C preferred stock shall participate on an equal basis with the holders of the common stock (as if the Series C preferred stock had converted into common stock) in any distribution of any of the assets or surplus funds of the Company. The holders of Series C preferred stock are entitled to noncumulative dividends if and when declared by the Company's board of directors. No dividends to Series C preferred stockholders were issued or unpaid through December 31, 2019 .

On September 1, 2017, the Company designated 2,000,000 shares of Series J Preferred Stock. Shares of Series J Preferred Stock will have the same voting rights as shares of common stock with each share of Series J Preferred Stock entitled to one vote at a meeting of the shareholders of the Corporation. Shares of Series J Preferred Stock will not be entitled to receive any dividends, unless and until specifically declared by our board of directors. The holders of the Series J Preferred Stock will participate, on an as-if-converted-to-common stock basis, in any dividends to the holders of common stock. Each share of the Series J Preferred Stock is convertible into one share of our common stock at any time at the option of the holder.

On the same day, the Board issued 1,513, 548 of those shares in exchange for the cancellation of debt.  In the first quarter of 2019, it was discovered that a certificate of designation with respect to the Series J Preferred Stock had never been filed with the Office of the Secretary of State for the State of Delaware.  Legal research determined that despite the fact the Company had issued shares of Series J Preferred Stock, those shares had, in fact, never existed.

To remedy the situation, on April 4, 2019, the Company filed a certificate of designation with the Office of the Secretary State for the State of Delaware designating a series of preferred stock as Series J-1 Preferred Stock.  On April 19, 2019, the Company issued 2,353,548 of those shares.  The issuance was in lieu of the preferred stock that should have been issued on September 1, 2017, and in settlement for not receiving preferred stock until 20 months after the debt for which the stock was issued was cancelled. The Company reflected an expense in general and administrative costs in the year ended December 31, 2019 totaling $1,140,000.

The Shares are convertible into shares of common stock of the Registrant at the rate of $0.60 per share.  The issuance was exempt from the registration requirements of Section 5 of the Securities Act of 1933 pursuant to Section 4(2) of the same Act since the issuance of the Shares did not involve any public offering.

Common Stock Warrants

Warrant transactions for the years ended December 31, 2019 and 2018 are as follows:

	Number of Warrants	Weighted-Average Exercise Price
Outstanding, December 31, 2017	-	-
Granted	1,813,053	0.20
Exercised	-	-
Expired	-	-
Outstanding, December 31, 2018	1,813,053	-
Granted	-	-
Exercised	-
Expired	-
Outstanding, December 31, 2019	1,813,053	0.20

Exercisable Warrants:
December 31, 2019	1,813,053	0.20
December 31, 2018	1,813,053	0.20

Stock Options

The Company reserved 1,333 shares of its common stock at December 31, 2014 for issuance under the 2014 Stock Incentive Plan (the “2014 Plan”). The 2014 Plan, approval by stockholders in May 2015, permits the Company to grant stock options to acquire shares of the Company's common stock, award stock bonuses of the Company's common stock, and grant stock appreciation rights. At December 31, 2019 , 87 shares of common stock were available for grant and options to purchase 40 shares of common stock are outstanding under the 2014 Plan.

The following table summarizes stock option transactions for the years ended December 31, 2019 and 2018:

	Number of Options	Weighted-Average Exercise Price
Outstanding, December 31, 2017	1,246	1,320.00
Granted	-	-
Exercised	-	-
Expired	(133)	1,020.00
Outstanding, December 31, 2018	1,113	1,320.00
Granted	-	-
Exercised	-	-
Expired	(1,073)	1,500.00
Outstanding, December 31, 2019	40	877.50

Exercisable Options:
December 31, 2019	40	877.50
December 31, 2018	1,113	1,320.00

The following table summarizes information about all outstanding and exercisable stock options at December 31, 2019 :

			Outstanding Options						Exercisable Options
	Range of Exercise Prices		Number of Options		Weighted-Average Remaining Contractual Life		Weighted-Average Exercise Price		Number of Options		Weighted-Average Exercise Price
$750.00 to$2,225.00		40		0.89		$877.50		40		$877.50